Exhibit 99.2

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2013, leases with a total base residual value of $ 17,236,979.55 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	June	$341,872,873.42
	July	$308,336,274.20	$6,713,990.82	10.61%	$28,455,399.21	9.68%
	August	$298,791,226.69	$6,584,425.14	10.40%	$4,511,131.52	1.53%
	September	$288,035,669.99	$6,425,924.47	10.15%	$5,831,713.25	1.98%
	October	$277,289,986.31	$6,264,199.21	9.90%	$5,929,188.13	2.02%
	November	$266,360,453.64	$6,092,911.36	9.63%	$6,230,263.28	2.12%
	December	$255,009,588.49	$5,913,489.57	9.34%	$6,775,841.53	2.31%
2014-	January	$237,372,579.32	$5,579,078.16	8.82%	$13,339,114.07	4.54%
	February	$212,244,111.93	$5,076,537.24	8.02%	$21,244,433.64	7.23%
	March	$180,719,848.31	$4,414,353.71	6.98%	$28,176,210.71	9.59%
	April	$145,976,787.01	$3,629,428.32	5.74%	$32,021,772.55	10.90%
	May	$109,171,449.48	$2,780,668.20	4.39%	$34,758,160.57	11.83%
	June	$70,252,387.16	$1,848,634.46	2.92%	$37,618,940.34	12.80%
	July	$37,335,790.51	$1,025,001.96	1.62%	$32,244,558.10	10.97%
	August	$22,280,381.48	$618,048.66	0.98%	$14,625,016.11	4.98%
	September	$9,009,833.42	$253,302.19	0.40%	$13,129,353.90	4.47%
	October	$367,680.96	$11,731.50	0.02%	$8,675,848.83	2.95%
	November	$305,968.23	$9,977.99	0.02%	$53,873.20	0.02%
	December	$279,760.79	$9,315.17	0.01%	$18,681.75	0.01%
2015-	January	$272,059.41	$9,315.17	0.01%	$0.00	0.00%
	February	$244,605.62	$8,871.17	0.01%	$20,152.65	0.01%
	March	$187,699.37	$6,850.73	0.01%	$51,483.00	0.02%
	April	$112,956.08	$4,223.91	0.01%	$71,650.00	0.02%
	May	$61,779.87	$2,559.11	0.00%	$49,282.45	0.02%
	June	$12,120.40	$586.00	0.00%	$49,411.00	0.02%
	July	$0.00	$0.00	0.00%	$12,181.00	0.00%
Total			$63,283,424.22	100.00%	$293,893,660.79	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$357,177,085.01

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2013	CUV	319	64.06%	$4,068	9.88%	19.61%
	Car	661	73.28%	$(823)	(2.75)%	(4.88)%
	SUV	227	67.76%	$1,867	5.94%	11.24%
	Truck	49	42.98%	$3,743	9.35%	16.97%
	Total/Average	1,256	67.93%	$1,083	3.24%	6.01%
May 2013	CUV	379	66.37%	$4,171	10.45%	21.09%
	Car	760	79.83%	$(1,093)	(3.63)%	(6.50)%
	SUV	232	64.80%	$1,853	6.00%	11.61%
	Truck	40	41.67%	$3,987	9.33%	16.73%
	Total/Average	1,411	71.37%	$949	2.86%	5.37%
June 2013	CUV	311	65.75%	$4,260	10.67%	22.11%
	Car	481	75.63%	$(873)	(2.89)%	(5.29)%
	SUV	170	58.02%	$2,079	6.62%	13.01%
	Truck	34	38.64%	$5,126	11.68%	22.48%
	Total/Average	996	66.85%	$1,439	4.24%	8.23%